Management Option Plan (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Outstanding as of December 31, 2015	1,752,500
Weighted Average Remaining Life (years)	8 years
Exercisable as of December 31, 2015	0
Exercise Price One [Member]
Exercise Price and Weighted Average Exercise Price | $ / shares	$ 2.73
Outstanding as of December 31, 2015	1,167,500
Weighted Average Remaining Life (years)	5 years 8 months 12 days
Exercisable as of December 31, 2015	0
Exercise Price Two [Member]
Exercise Price and Weighted Average Exercise Price | $ / shares	$ 4.75
Outstanding as of December 31, 2015	120,000
Weighted Average Remaining Life (years)	7 years 8 months 12 days
Exercisable as of December 31, 2015	0
Exercise Price Three [Member]
Exercise Price and Weighted Average Exercise Price | $ / shares	$ 6.00
Outstanding as of December 31, 2015	25,000
Weighted Average Remaining Life (years)	9 years 3 months 18 days
Exercisable as of December 31, 2015	0
Exercise Price Four [Member]
Exercise Price and Weighted Average Exercise Price | $ / shares	$ 2.20
Outstanding as of December 31, 2015	120,000
Weighted Average Remaining Life (years)	14 years
Exercisable as of December 31, 2015	0
Exercise Price Five [Member]
Exercise Price and Weighted Average Exercise Price | $ / shares	$ 2.00
Outstanding as of December 31, 2015	160,000
Weighted Average Remaining Life (years)	14 years 7 months 6 days
Exercisable as of December 31, 2015	0
Exercise Price Six [Member]
Exercise Price and Weighted Average Exercise Price | $ / shares	$ 2.25
Outstanding as of December 31, 2015	82,500
Weighted Average Remaining Life (years)	14 years 7 months 6 days
Exercisable as of December 31, 2015	0
Exercise Price Seven [Member]
Exercise Price and Weighted Average Exercise Price | $ / shares	$ 2.75
Outstanding as of December 31, 2015	77,500
Weighted Average Remaining Life (years)	14 years 7 months 6 days
Exercisable as of December 31, 2015	0